Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right of Use Assets	The Group leases a fleet of cars for its sales staff and qualified employees with different contract expiration dates, as well as computers, servers, printers, real estate (JAFRA distribution center and commercial venues) with different expiration dates, with the latest expiration date in 2028. Those leases were recorded as right of use assets as follows:
	As of January 1, 2021		Additions	Disposals	As of December 31, 2021

Cost	Ps.	39,579	1,388	(3,275)	37,692
	As of January 1, 2021		Depreciation expense	Disposals	As of December 31, 2021

Accumulated depreciation	Ps.	(14,697)	(6,544)	933	(20,308)

Schedule of Depreciation Expense
	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022

Vehicles	Ps.	623	59,657	48,433	(1,171)	-	107,542
Buildings		-	7,049	88,051	(484)	-	94,616
Warehouses		17,101	53,575	49,227	-	-	119,903
Office furniture and equipment		-	2,697	5,454	-	-	8,151
Computer equipment		19,968	27,803	3,856	(15)	-	51,612

Cost	Ps.	37,692	150,781	195,021	(1,670)	-	381,824
	As of December 31, 2021		Additions	Disposals	Foreign currency translation	As of December 31, 2022

Vehicles	Ps.	(147)	(21,795)	1,024	-	(20,918)
Buildings		-	(12,947)	-	-	(12,947)
Warehouses		(17,101)	(18,658)	484	-	(35,275)
Office furniture and equipment		-	(1,346)	-	-	(1,346)
Computer equipment		(3,060)	(14,419)	1	(295)	(17,773)

Accumulated depreciation	Ps.	(20,308)	(69,165)	1,509	(295)	88,259

	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Vehicles	Ps.	107,542	49,934	(18,206)	(1,862)	137,408
Buildings		94,616	131,450	-	(8,325)	217,741
Warehouses		119,903	2,718	-	(4,767)	117,854
Office furniture and equipment		8,151	3,172	(2,928)	-	8,395
Computer equipment		51,612	15,088	-	-	66,700

Cost	Ps.	381,824	202,362	(21,134)	(14,954)	548,098
	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Vehicles	Ps.	(20,918)	(41,266)	6,275	1,515	(54,394)
Buildings		(12,947)	(23,321)	-	1,428	(34,840)
Warehouses		(35,275)	(26,158)	-	1,514	(59,919)
Office furniture and equipment		(1,346)	(2,651)	1,078	-	(2,919)
Computer equipment		(17,773)	(19,549)	-	-	(37,322)

Accumulated depreciation	Ps.	(88,259)	(112,945)	7,353	4,457	(189,394)

Schedule of Lease Liabilities	The lease liabilities as of December 31, 2023, 2022 and 2021 are described below.
Lease liability
Balance as of January 1, 2021	Ps.	24,378
Lease additions (1)		1,388
Lease disposals (1)		(1,704)
Rent payments (principal and interest) (2)		(6,899)
Interest expense (1)		717
Balance as of December 31, 2021		17,880
Subsidiaries’ Acquisitions (1)		146,187
Lease additions (1)		193,856
Lease disposals (1)		(195)
Rent payments (principal and interest) (2)		(76,214)
Foreign currency translation (1)		(1,172)
Interest expense (1)		11,566
Balance as of December 31, 2022		291,908
Lease additions (1)		202,362
Lease disposals (1)		(12,298)
Rent payments (principal and interest) (2)		(123,241)
Foreign currency translation (1)		(12,526)
Interest expense (1)		26,771
Balance as of December 31, 2023	Ps.	372,976
(1)	Changes that do not represent cash flow
(2)	Changes that represent cash flow

Schedule of Total Future Minimum Lease Payments	The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:
Year	Amount
2024	Ps	140,942
2025		111,495
2026		71,639
2027		40,974
2028-2034		146,541

	Ps	511,591